Financial Assets and Financial Liabilities - Carrying Amounts and Fair Value of Financial Instruments, Except for Cash and Cash Equivalents, by Line Item in Consolidated Statements of Financial Position and by Category as Defined in IAS39 (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		¥ 51,737.0	¥ 42,287.0
Guarantee fee rate for credit guarantee contracts with banks		0.10%	0.10%
Gain on available-for-sale financial assets		¥ 2,009.0	¥ 676.0
Loss before tax from continuing operations		(51,616.0)	¥ 3,354.0	¥ 18,145.0
Derivative Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Loss before tax from continuing operations		790.0
Financial assets at fair value through profit or loss		95.0
Financial liabilities at fair value through profit or loss		¥ 61.0
Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate		0.10%	0.10%
Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Number of third party allotments		2	2
Borrowings		¥ 141,932.0
Convertible bond equity component		4,175.0
Borrowing including interest interest expense		142,851.0
interest expense		¥ 719.0
DebtRedemptionDescription		The Group may redeem all, but not some only, of the outstanding bonds at 100% of the principal amount provided, however, that no such redemption may be made unless the closing price of the share for each of the 20 consecutive trading days is at least 130 percent of the conversion price for the relevant series of bonds in effect on or after September 21, 2021 for the Euro-yen convertible bonds with stock acquisition rights I. and III., and after September 20, 2023 for II. and IV.
Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Credit guarantee contracts with banks for compliance with the Japanese Payment Services Act		¥ 33,500.0	¥ 18,500.0
Cash and cash equivalents [Member] | Derivative Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Deposits with securities brokerage					¥ 2,015.0
Banking Business In Taiwan [Member] | Derivative Transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Deposits with securities brokerage		3,618.0
Zero coupon convertible bonds due 2023 [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued		37,494.5	37,494.5
Zero coupon convertible bonds due 2023 [member] | Public Offering [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued			37,494.5
Zero coupon convertible bonds due 2023 [member] | Third Party Allotment [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued			37,494.5
Zero coupon convertible bonds due 2025 [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued		37,494.5	37,494.5
Zero coupon convertible bonds due 2025 [member] | Public Offering [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued			37,494.5
Zero coupon convertible bonds due 2025 [member] | Third Party Allotment [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued			37,494.5
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[1]	21,672.0	22,343.0
Financial assets at fair value through other comprehensive income, category [member] | Debt Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Impairment losses		1.0	10.0
Financial assets at amortised cost, category [member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	[2]	57.0	123.0
Financial assets at amortised cost, category [member] | Japanese government bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		280.0	280.0
Held-to-maturity investments [Member] | Japanese government bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		¥ 280.0	¥ 280.0

[1]	Impairment losses of 10 million yen and 1 million yen were recognized for debt instruments at FVOCI for the years ended December 31, 2018 and 2019, respectively.
[2]	The Group is in the compliance with requirements of Japanese Payment Service Act, where a certain amount of money defined in the act has to be secured, either by depositing or entrusting a cash reserve or government bonds with the Legal Affairs Bureau, or by concluding a guarantee contract with a financial institution. If deposits are made, they are recorded as guarantee deposits. If guarantee contracts are entered into, guarantee fees equal to the contractual amount times a guarantee fee rate is incurred. The Group had deposited investments in Japanese government bonds of 280 million yen and 280 million yen as of December 31, 2018 and 2019, respectively, which the Group intends to hold until maturity for this purpose. In addition, the Group had credit guarantee contracts with banks for 18,500 million yen with a weighted average guarantee fee rate of 0.1 % and for 33,500 million yen with a weighted average guarantee fee rate of 0.1 % as of December 31, 2018 and 2019, respectively, to comply with the Japanese Payment Services Act.